Debt - Revolving Credit Facility - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 5,755,117	$ 5,665,547
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maturity	November 14, 2030
Percentage of secured vessel financings	80.00%
Amounts drawn on revolving credit facility	$ 0	$ 0
Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,000,000